Prepayments	12 Months Ended
Jun. 30, 2012
Prepayments Disclosure [Abstract]
Prepayments

Note 9 – Prepayments

Prepayments consisted of the following:

	June 30, 2012	June 30, 2011
Land use rights	$11,110,556	$8,980,335
Mine acquisitions	-	25,546,922
Construction	24,961,297	8,134,736
Total	$36,071,853	$42,661,993

Prepayments for land use rights

Prepayments for land use rights are monies advanced in connection with acquiring land use rights to expand the site of the Company’s new coking plant still under construction. Such prepayments were paid to the former occupants of the land underlying the land use rights, and are not refundable. As of June 30, 2012 and 2011, prepayments for land use rights amounted to $11,110,556 and $8,980,335, respectively. The Company is in the process of registering the land use right certificates with Pingdingshan Bureau of Land and Resources and expects to obtain such registrations by December 31, 2012, at an estimated total cost of $11,571,120 (RMB 73,050,000).

Prepayments for acquisitions

The Company has been pursuing acquisitions of coal mine companies with annual production capacity of 150,000 to 300,000 metric tons, pursuant to a government-directed coal mine consolidation program. As of June 30, 2011, the Company prepaid $20,905,922 (RMB 135,138,476) in the aggregate in connection with four potential targets which the Company later decided not to acquire. Pursuant to the Company’s agreements with the owners of these four targets entered into in August 2011, the Company’s prepayments would be refunded to the Company by December 31, 2011. In August 2011, $7.86 million (RMB 50,210,000) was refunded to the Company and approximately $1.1 million (RMB 7,062,727) was reclassified as coal product purchase deposit and subsequently offset against inventory purchases. The balance of $12,323,520 (RMB 77.8 million) was accounted for as a receivable of mine acquisition prepayments. Such amount was settled in the form of notes receivable and cash, including notes receivable amounting to $9,155,520 during the year ended June 30, 2012 (see Note 2).

In December 2010, the Company advanced $4,752,000 (RMB 30 million) to Henan Province Coal Seam Gas Development and Utilization Co., Ltd. (“Henan Coal Seam Gas”), a state-owned enterprise and qualified provincial-level mine consolidator as security deposit, to form a joint-venture with Zhonghong for the purpose of acquiring coal mines within Henan Province and future operations. The joint-venture, Henan Hongyuan Coal Seam Gas Engineering Technology Co., Ltd. (“Hongyuan CSG”), was established on April 28, 2011. Henan Coal Seam Gas will return such advance to the Company as soon as the Company commences to consolidate all of its existing mines under Hongyuan CSG. Such advance was reclassified as refundable deposit as of June 30, 2012.

As of June 30, 2012 and June 30, 2011, prepayments for mine acquisitions amounted to $0 and $25,546,922, respectively.

Prepayments for construction

Prepayments for construction are mainly cash advanced to contractors and equipment suppliers in connection with the Company’s new coking plant under construction, as well as for tunnel improvement at the Company’s Hongchang coal mine.

As of June 30, 2012, the Company made prepayments of approximately $28.2 million (RMB 177.8 million) toward construction of its new coking plant.

In addition, the Company made prepayments of approximately $1.27 million (RMB 8 million) during the year ended June 30, 2010 for constructing new mining tunnels. As of June 30, 2012, this project had not commenced. The Company expects to start this project in late 2012.

The Company also made prepayments of approximately $3.17 million (RMB 20 million) during May 2012 for upgrading the safety instruments at the Hongchang coal mine. This project has not commenced. The Company expects to complete this project in the middle of 2013.

The total contract price of construction amounted to approximately $64.9 million. Prepayments for construction, as of June 30, 2012 and 2011, amounted to $24,961,297 and $8,134,736, respectively.